Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 146,507	$ 486,825	$ 295,293	$ 798,731	$ 1,149,880	$ 1,110,207
Cost of revenues	288,842	351,362	339,553	497,667	606,972	1,029,469
Inventory impairment	29,592	1,041,116	228,290	1,041,116	201,505	578,062
Gross profit (loss)	(171,927)	(905,653)	(272,550)	(740,052)	341,403	(497,324)
Operating expenses
Depreciation	5,100	4,066	10,200	10,184	15,452	17,420
Advertising and promotion	54,982	79,153	359,289	231,738	451,265	255,897
Payroll expenses	155,085	300,531	302,721	465,044	850,273	757,809
Professional fees	260,105	1,124,812	421,907	1,301,365	1,730,377	1,658,508
Professional fees, related party						341,928
Research and development	380		3,384	4,264	15,266	18,700
General and administrative expenses	259,697	561,987	459,963	860,015	996,230	740,145
Total operating expenses	735,349	2,070,549	1,557,464	2,872,610	4,058,863	3,790,407
Loss from operations	(907,276)	(2,976,202)	(1,830,014)	(3,612,662)	(3,717,460)	(4,287,731)
Other (income) and expense
Unrealized loss on investments						20,080
Change in fair value of derivative liability	1,025,068	629,563	200,201	856,516	1,493,615	(1,016,430)
Financing costs and discount amortization	121,692	304,201	754,424	982,975	286,538	3,503,973
Interest expenses	224,313	222,014	492,361	426,549	3,132,350	1,481,039
Default penalty			91,576		85,100
Gain from settlement of derivative liability	(865,103)		(865,103)
Loss on acquisition		132,500		132,500	448,266
Total other (income) expense	505,970	1,288,278	673,459	2,398,540	5,445,869	3,988,662
Net loss	$ (1,413,246)	$ (4,264,480)	$ (2,503,473)	$ (6,011,202)	$ (9,163,329)	$ (8,276,393)
Net loss per share - basic and diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average shares outstanding - basic and diluted	452,950,963	379,229,262	437,783,142	367,893,350	379,165,693	343,489,983